Goodwill - Summary (Details) € in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024 segment	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€) segment
Changes in goodwill and intangible assets
Goodwill at beginning of period		€ 29,081
Goodwill at end of period		€ 31,147	€ 29,081
Number of operating segments | segment	1	1	5
WalkMe
Changes in goodwill and intangible assets
Provisional goodwill recognised		€ 654
Historical cost
Changes in goodwill and intangible assets
Goodwill at beginning of period		29,184	€ 33,181
Foreign currency exchange differences		1,415	(848)
Additions from business combinations		654	859
Retirements/disposals			(4,008)
Goodwill at end of period		31,253	29,184
Accumulated amortization
Changes in goodwill and intangible assets
Goodwill at beginning of period		(103)	(104)
Foreign currency exchange differences		2	1
Goodwill at end of period		€ (105)	€ (103)